NATIXIS FUNDS TRUST II

April 11, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated April 1, 2013, for ASG Growth Markets Fund, Loomis Sayles Capital Income Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund, each a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 174 that was filed electronically on March 28, 2013.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary